Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories are stated at the lower of cost or market, with cost determined using first-in, first-out and average cost methods for different components of inventory. Inventories at December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Raw materials and supplies	$218	$185
Work in process	33	51
Finished goods	248	242
Total	$499	$478
Finished goods inventory is net of inventory reserves of $21 million and $2 million at December 31, 2022 and 2021, respectively.